SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2020
Share Capital [Abstract]
Summary of shares sold under share purchase agreement
Between January 3, 2020, and February 13, 2020, the Company issued 4,408,048 Common Shares pursuant to the Second Aspire Agreement as outlined in the following table:

Grant Date	Common shares issued	Value
January 3, 2020	500,000	$219,600
January 6, 2020	500,000	229,300
January 8, 2020	400,000	195,160
January 10, 2020	500,000	247,550
January 17, 2020	600,000	303,000
January 23, 2020	600,000	295,320
February 6, 2020	600,000	282,000
February 13, 2020	708,048	300,000
	4,408,048	$2,071,930

Subsequent to August 29, 2019 and subject to the First Aspire Agreement, the Company issued Common Shares to Aspire as outlined in the following table:

Grant Date	Common shares issued	Value
August 30, 2019	2,417,162	$3,000,000
November 8, 2019	100,000	42,560
November 8, 2019	100,000	42,560
November 12, 2019	100,000	42,970
November 12, 2019	100,000	42,000
November 13, 2019	100,000	42,970
November 14, 2019	300,000	128,910
November 15, 2019	2,500,000	1,074,250
November 19, 2019	2,067,282	888,311
	7,784,444	$5,304,531

Summary of Options are Granted to Directors, Officers, Employees and Consultants

Grant date / recipient	Number of options	Exercise price	Vesting conditions	Contractual life of options
January 28, 2020, options granted to a director	25,765	CDN $0.657	Options vest immediately	7 years
July 30, 2020, options granted to a director	22,425	CDN $1.266	Options vest immediately	7 years
July 30, 2020, options granted to employees	1,350,000	USD $0.962	Options vest as to ¼ of the total number of options granted, every year from grant date	7 years
September 29, 2020, options granted to board members	27,304 19,568	CDN $0.960 USD $0.730	Options vest immediately	7 years
September 30, 2020, options granted to a consultant	4,723	USD $0.745	Options vest immediately	3 years
December 10, 2020, options granted to employees	4,000 623,000	CDN $1.700 USD $1.310	Options vest as to ¼ of the total number of options granted, every year from grant date	7 years

Summary of Options Outstanding

STOCK OPTIONS OUTSTANDING	CANADIAN DOLLAR		UNITED STATES DOLLAR
	Number stock options	Weighted Average Exercise Price	Number of stock options	Weighted Average Exercise Price
Balance at December 31, 2019	860,379	$5.89	854,042	$2.65
Granted	79,494	0.99	1,997,291	0.96
Expired / forfeited	(105,908)	8.39	(761,528)	2.66
Balance at December 31, 2020	833,965	$5.10	2,089,805	$1.13

	CANADIAN DOLLAR		UNITED STATES DOLLAR
	Number stock options	Weighted Average Exercise Price	Number of stock options	Weighted Average Exercise Price
Balance at December 31, 2018	875,433	$18.20	50,349	$1.55
Granted	35,719	4.54	843,693	2.72
Expired / forfeited	(50,773)	31.79	(40,000)	3.72
Balance at December 31, 2019	860,379	$5.89	854,042	$2.65

Summary of Weighted-Average Remaining Contractual Life and Weighted-Average Exercise Price Options Outstanding and Options Exercisable on Exercise Prices

Canadian Dollar Denominated Options
Exercise Price (CDN)	Number Outstanding	Weighted-average remaining contractual life (years)	Options Exercisable
$0.66	25,765	6.08	25,765
$0.96	27,304	6.75	27,304
$1.27	22,425	6.58	22,425
$1.70	4,000	6.95	-
$3.28	31,498	4.66	31,498
$4.54	682,422	3.09	360,237
$9.00	11,481	4.52	11,481
$30.00	28,260	0.65	28,260
$32.40	810	0.07	810
	833,965	3.61	507,780

United States Dollar Denominated Options
Exercise Price (USD)	Number Outstanding	Weighted-average remaining contractual life (years)	Options Exercisable
$0.73	19,568	6.75	19,568
$0.75	4,723	2.75	4,723
$0.96	1,350,000	6.58	-
$1.31	623,000	6.95	-
$1.55	50,349	0.96	50,349
$2.20	2,165	5.55	2,165
$3.72	40,000	1.69	-
	2,089,805	6.45	76,805

Total	2,923,770	5.64	584,585

Summary of Inputs Used in Measurement of Fair Values at Grant Date of Share Based Option Plan
	CANADIAN DOLLARS		UNITED STATES DOLLARS
	2020	2019	2020	2019
Fair value at grant	$0.82	1.61	0.89	1.48
Share price at grant	1.01	2.90	1.04	2.36
Exercise price	1.04	4.54	1.07	2.72
Expected option life	4 years	3.4 years	4.0 years	3.5 years
Risk free interest rate	0.67%	1.43%	0.29%	1.50%
Expected volatility	145.61%	98.10%	149.77	97.90%
Expected dividends	Nil	Nil	Nil	Nil

Schedule of Warrants Issued and Outstanding

Expiry date	Exercise Price	Outstanding at December 31, 2019[1]	Issued	Exercised	Expired	Outstanding at December 31, 2020[1]
April 12, 2020	$9.00000	89,795	-	-	(89,795)	-
August 10, 2020	$2.50000	537,570	-	-	(537,570)	-
March 21, 2021	$3.40000	591,911	-	-	-	591,911
June 10, 2024	$1.25000	-	1,260,000	-	-	1,260,000
March 27, 2025	$0.21250	-	490,000	(335,650)	-	154,350
November 6, 2025	$0.45335	-	386,015	(260,560)	-	125,455
Ending balance		1,219,276	2,136,015	(596,210)	(627,365)	2,131,716